Fair Value Measurements (Details 2) (USD $)	Nov. 01, 2014	Feb. 01, 2014
Carrying Value
Fair Value Measurements
Long-term loans and notes		$ 1,628,000,000
Carrying Value | Senior notes due 2018
Fair Value Measurements
Long-term loans and notes		1,006,000,000
Carrying Value | 5.875% Senior Subordinated Notes due 2020
Fair Value Measurements
Long-term loans and notes	515,000,000	260,000,000
Carrying Value | PIK Notes
Fair Value Measurements
Long-term loans and notes	361,000,000	800,000,000
Fair Value
Fair Value Measurements
Long-term loans and notes		1,637,000,000
Fair Value | Senior notes due 2018
Fair Value Measurements
Long-term loans and notes		1,075,000,000
Fair Value | 5.875% Senior Subordinated Notes due 2020
Fair Value Measurements
Long-term loans and notes	514,000,000	259,000,000
Fair Value | PIK Notes
Fair Value Measurements
Long-term loans and notes	$ 367,000,000	$ 822,000,000